Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net loss	$ (2,482,469)	$ (328,123)	$ (479,073)	$ (1,175,320)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discounts on convertible debenture	110,064	120,000	212,982	156,894
Change in fair value of derivative liabilities	1,347,701	(177,877)	(572,954)	(57,041)
Bad debts			13,835	5,396
Depreciation	0	0		3,600
Loss on extinguishment of debt	273,518	0	23,324	(105,258)
Shares issued for services	0	0	6,000	45,413
Stock-based compensation	292,449	34,500	64,712	8,446
Changes in operating assets and liabilities:
Accounts and other receivables	14,628	(2,695)	7,418	(24,172)
Inventory	(4,041)	33,460	(32,360)	34,472
Prepaid expenses and deposits	0	4,484	(4,484)	(71,618)
Accounts payable and accrued liabilities	165,488	162,825	176,142	(69,638)
Restricted cash				25,000
Deferred revenue	(72,787)	(115,246)	(131,967)	(73,801)
Net Cash Used in Operating Activities	(355,449)	(268,672)	(657,573)	(1,174,991)
Cash Flows from Investing Activities
Purchase of equipment				(747)
Net cash used in Investing Activities				(747)
Cash Flows from Financing Activities
Repayment of notes payable and convertible debentures	(50,000)	0		151,580
Proceeds from issuance of common stock	151,250	60,000	135,000	1,294,593
Proceeds from notes payable and convertible debentures, net	129,199	40,000	290,750
Proceeds from issuance of preferred stock, net	125,000	125,000	175,000
Repayment of notes payable and convertible debentures	50,000	0		(151,580)
Net Cash Provided by Financing Activities	355,449	225,000	600,750	1,143,013
Effect of Foreign Exchange Rate Changes on Cash				35,910
Change in Cash	0	(43,672)	(56,823)	3,185
Cash, Beginning of Period	0	56,823	56,823	53,638
Cash, End of Period	0	13,151	0	56,823
Conversion of notes payable and accrued interest:
Fair value of common shares issued	1,533,960	0
Derecognition of notes payable and accrued interest	(321,776)	0
Derecognition of unamortized discount	199,710	0
Derecognition of derivative liabilities	(1,330,331)	0
Conversion of preferred stock
Fair value of common shares issued	340,132
Derecognition of preferred stock	(208,839)	0
Derecognition of unamortized discount	177,313
Derecognition of derivative liabilities	(182,687)
Deemed dividend	(314,437)	0	38,000
Discount related to issuance of preferred stock	131,962	125,000
Deemed dividends on preferred stock (excluding conversions)	(65,286)	(169,709)
Cashless exercise of warrants	62,579	0
Increase in value of warrants	370,726	0
Conversion of accrued liabilities with issuance of common stock	67,073	0
Reclassification of security deposit to accounts payable	4,013	0
Supplemental Disclosures:
Issuance of embedded conversion derivative liabilities				6,698
Conversion of preferred stock and convertible debt			92,287
Deemed dividend for preferred stock			102,088
Original issue discount on convertible debt	$ 0	$ 8,500	68,250
Discounts on convertible debt and preferred stock			$ 690,398
Shares issued for services				$ 77,402
Shares issued for debenture conversion and accrued interest				218,812